INCOME TAXES - Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax benefit	¥ (10,624,891)		¥ (10,130,563)	¥ (13,628,904)
Increase in valuation allowance	8,623,561		(2,014,183)	6,084,383
Entities not subject to income tax	989,238		606,823	1,429,868
Non-deductible expenses
Entertainment	291,380		177,509	192,298
Share-based compensation	702,933		767,010	364,939
Other non-deductible expenses	(6,287,462)		4,186,105	1,625,037
Disposal of equity interests in subsidiaries				(1,577,200)
Other	(96,450)		(404,410)	(411,805)
Total income tax benefit	¥ (6,401,691)	$ (877,028)	¥ (6,811,709)	¥ (5,921,384)